PREPAYMENTS AND OTHER CURRENT ASSETS (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)		Mar. 31, 2018 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to suppliers	$ 2,788		¥ 17,485		$ 1,970	¥ 12,820		¥ 16,414
Prepaid rental expense	2,026		12,713		1,833	11,924		10,735
Staff advances	315		1,974		271	1,762		1,684
Deposits	1,876		11,766		1,600	10,411		7,625
Prepaid business tax, VAT and other surcharges	447		2,801		235	1,528		8,083
Other receivables	6,373	[1]	39,980	[1]	327	2,126	[1]	976
Prepaid Expense and Other Assets, Current	$ 13,825		¥ 86,719		$ 6,236	¥ 40,571		¥ 45,517

[1]	Included in this amount RMB34,256 (US$5,461) is due from senior management as of March 31, 2018. For further detail, see Note 11.